Note 6 - Investment in Interest-earning Time Deposits	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Investments and Other Noncurrent Assets [Text Block]

Note 6 – Investment in Interest-Earning Time Deposits

The investment in interest-earning time deposits as of December 31, 2024 and 2023, by contractual maturity, is shown below (in thousands):

	2024	2023
Due in one year or less	$-	$1,000
Due after one year through five years	912	912
Total	$912	$1,912